Reinsurance and Retrocessional Reinsurance (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Schedule of Effects of Reinsurance
The following tables provide a breakdown of the Group’s written and earned premiums and losses and loss adjustment expenses from direct business, reinsurance assumed, and reinsurance ceded for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Written premiums
Direct	$2,937.6	$2,928.1	$2,489.2
Assumed	1,780.0	1,475.0	1,089.8
Gross premiums written	4,717.6	4,403.1	3,579.0
Ceded	(1,709.0)	(2,008.5)	(1,442.4)
Net premiums written	$3,008.6	$2,394.6	$2,136.6

	2025	2024	2023
Premiums earned
Direct	$2,528.4	$2,633.2	$1,992.8
Assumed	1,455.1	1,272.5	1,044.5
Gross premiums earned	3,983.5	3,905.7	3,037.3
Ceded	(1,689.8)	(1,647.6)	(1,204.7)
Net premiums earned	$2,293.7	$2,258.1	$1,832.6

	2025	2024	2023
Losses and loss adjustment expense
Direct	$1,489.2	$1,465.6	$870.2
Assumed	767.0	320.9	343.9
Losses and loss adjustment expense incurred	2,256.2	1,786.5	1,214.1
Ceded	(1,166.4)	(630.7)	(515.3)
Losses and loss adjustment expense incurred, net	$1,089.8	$1,155.8	$698.8

Schedule of Effects of Reinsurance on Losses and Loss Adjustment Expenses
The following tables provide a breakdown of the Group’s written and earned premiums and losses and loss adjustment expenses from direct business, reinsurance assumed, and reinsurance ceded for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Written premiums
Direct	$2,937.6	$2,928.1	$2,489.2
Assumed	1,780.0	1,475.0	1,089.8
Gross premiums written	4,717.6	4,403.1	3,579.0
Ceded	(1,709.0)	(2,008.5)	(1,442.4)
Net premiums written	$3,008.6	$2,394.6	$2,136.6

	2025	2024	2023
Premiums earned
Direct	$2,528.4	$2,633.2	$1,992.8
Assumed	1,455.1	1,272.5	1,044.5
Gross premiums earned	3,983.5	3,905.7	3,037.3
Ceded	(1,689.8)	(1,647.6)	(1,204.7)
Net premiums earned	$2,293.7	$2,258.1	$1,832.6

	2025	2024	2023
Losses and loss adjustment expense
Direct	$1,489.2	$1,465.6	$870.2
Assumed	767.0	320.9	343.9
Losses and loss adjustment expense incurred	2,256.2	1,786.5	1,214.1
Ceded	(1,166.4)	(630.7)	(515.3)
Losses and loss adjustment expense incurred, net	$1,089.8	$1,155.8	$698.8

Schedule of Premium Receivable, Allowance for Credit Loss
The following table provides a roll forward of the allowance for expected credit losses of the Group’s reinsurance balances recoverable on paid losses and reserves for losses and loss adjustment expenses:

	December 31, 2025	December 31, 2024
Balance at the beginning of the year	$1.0	$1.3
Change for provision of expected credit losses	0.2	(0.3)
Balance at the end of the year	$1.2	$1.0
The Group is also exposed to credit risk with respect to its premiums and other receivables. The following table provides a roll forward of the allowance for expected credit losses of the Group’s premiums and other receivables:

	December 31, 2025	December 31, 2024
Balance at the beginning of the year	$11.8	$17.3
Change for provision of expected credit losses	4.0	(5.5)
Balance at the end of the year	$15.8	$11.8